Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Jun. 30, 2015	Jun. 30, 2014
Three Months Ended
Debt Instrument [Line Items]
Weighted average interest rates on the executed loans	2.26%	2.43%
Six Months Ended
Debt Instrument [Line Items]
Weighted average interest rates on the executed loans	2.24%	2.44%